UNALLOCATED RESERVE AND DISTRIBUTIONS	12 Months Ended
Jan. 31, 2013
UNALLOCATED RESERVE AND DISTRIBUTIONS
UNALLOCATED RESERVE AND DISTRIBUTIONS

NOTE 5 -              UNALLOCATED RESERVE AND DISTRIBUTIONS

The Trustees have determined that the unallocated cash and U.S. Government securities portion of the Unallocated Reserve should be maintained at a prudent level, usually within the range of $500,000 to $1,000,000, to meet present or future liabilities of the Trust.  Accordingly, although the actual amount of the Unallocated Reserve will fluctuate from time to time, and may increase or decrease from its current level, it is currently anticipated that future distributions will be highly dependent upon royalty payments received quarterly and the level of Trust expenses that the Trustees expect to occur in subsequent quarters.

As of January 31, 2013 and January 31, 2012, the unallocated cash and U.S. Government securities portion of the Trust’s Unallocated Reserve consisted of the following components:

	January 31, 2013	January 31, 2012
Cash and U.S. Government securities	$7,373,331	$10,727,290
Distribution payable	6,428,805	(9,971,208)

Unallocated cash and U.S. Government securities	$944,526	$756,082

A reconciliation of the Trust’s Unallocated Reserve from January 31, 2012 to January 31, 2013 is as follows:

Unallocated Reserve, January 31, 2012	$1,031,508

Net income, twelve months ended January 31, 2013	30,654,737
Distributions declared	(30,504,023)

Unallocated Reserve, January 31, 2013	$1,182,222

The Trustees determine the level of distributions on a quarterly basis after receiving notification from NMC as to the amount of royalty income that will be received and after determination of any known or anticipated expenses, liabilities and obligations of the Trust.  As a result of fluctuations in the accrued income receivable portion of the Unallocated Reserve, future distributions may vary depending upon the adjustments to royalty income, which are determined by NMC, and the level of Trust expenses that the Trustees anticipate occurring in subsequent quarters.

During the fiscal years ended January 31, 2013, 2012, and 2011, the Trustees distributed cash payments totaling $34,046,426 ($2.595 per Unit), $31,750,424 ($2.42 per Unit), and $31,291,223 ($2.385 per Unit), respectively. In addition, in January 2013 the Trustees declared a distribution of $0.49 per Unit of beneficial interest, which was paid in February 2013.